Note Loans (Carrying amount of Westernbank loans accounted for pursuant to ASC310-30) (Parenthetical) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Remain Subject To The Loss Sharing Agreement With FDIC | ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable
Carrying amount	$ 636